Litigations - Contingencies assets (Details) R$ in Millions, $ in Millions	1 Months Ended		12 Months Ended
	Nov. 30, 2019 BRL (R$)	Nov. 30, 2019 USD ($)	Dec. 31, 2020 CAD ($) USD ($)	Dec. 31, 2020 BRL (R$) USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2010
Contingent assets
Contingent asset recognized				R$ 343	$ 66,000,000
VBG
Contingent assets
Ownership interest in subsidiary (as a percent)								51.00%
BSG Resource Limited
Contingent assets
Judicial decision amount, including interest					$ 2,000,000,000
Compulsory loan
Contingent assets
Amount requested for payment		$ 55,000,000
Damages sought | R$	R$ 301
ICMS included in PIS and COFINS tax base
Contingent assets
Number of judicial proceedings			2	2	2
Number of proceedings with definitive favorable decision			1	1	1
Contingent asset recognized				R$ 313	$ 60,000,000
Amount received				R$ 72	14,000,000
Canadian litigation matter
Contingent assets
Tax refund recognized						$ 221	$ 162,000,000
Contingent asset related to an income tax refund, included estimated interest			$ 21		15,000,000
Amount sought with costs and interest			$ 21		$ 15,000,000